Development asset	12 Months Ended
Jun. 30, 2024
Development Asset
Development asset

9. Development asset

Development projects are depreciated over the useful lives of the resulting assets once they become operational. The balance in development assets include costs incurred on self-owned projects. Detail of costs as at June 30, 2024 and 2023 are as follows:

	Interconnection and permitting	Construction material	Construction and labour	Other	Total

Balance, June 30, 2022	$-	-	-	-	$-
Additions	1,060,119	-	46,384	-	1,106,503
Balance, June 30, 2023	$1,060,119	-	46,384	-	$1,106,503

Balance, June 30, 2023	$1,060,119	-	46,384	-	$1,106,503
Additions	704,166	3,148,742	3,615,885	334,075	7,802,868
Balance, June 30, 2024	$1,764,285	3,148,742	3,662,269	334,075	$8,909,371